Fees and Expenses - Beacon Tactical Alternatives Risk ETF	Aug. 19, 2026
Prospectus [Line Items]
Expense Heading [Optional Text]	Fees and Expenses of the Fund.
Expense Narrative [Text Block]

This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the Tactical Alternatives Risk Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below.

Other Expenses, New Fund, Based on Estimates [Text]	Estimated for the current fiscal year.
Acquired Fund Fees and Expenses, Based on Estimates [Text]	Estimated for the current fiscal year.
Operating Expenses Caption [Optional Text]	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses [Table]
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.65%
Other Expenses(1)	0.66%
Acquired Fund Fees and Expenses(1) (2)	0.55%
Total Annual Fund Operating Expenses	1.86%
Fee Waiver and Expense Reimbursements(3)	(0.31%)
Total Annual Fund Operating Expenses after Fee Waiver and Expense Reimbursements	1.55%

(1)	Estimated for the current fiscal year.

(2)	This number represents the combined total fees and operating expenses of the Acquired Funds owned by the Tactical Alternatives Risk Fund and is not a direct expense incurred by the Tactical Alternatives Risk Fund or deducted from the Tactical Alternatives Risk Fund assets.

(3)	Pursuant to an operating expense limitation agreement between the Adviser and the Trust, on behalf of the Tactical Alternatives Risk Fund, the Adviser has agreed to waive its fees and/or absorb expenses of the Tactical Alternatives Risk Fund to ensure that Total Annual Fund Operating Expenses for the Tactical Alternatives Risk Fund (excluding any brokerage fees and commissions, acquired fund fees and expenses, borrowing costs (such as interest and dividend expense on securities sold short) and extraordinary expenses) do not exceed 1.00% of the Tactical Alternatives Risk Fund’s average net assets through September 30, 2027. This operating expense limitation agreement can be terminated only by, or with the consent of, the Board of Trustees of the Trust. The Adviser is permitted to receive reimbursement from the Tactical Alternatives Risk Fund for fees it waived and Fund expenses it paid, subject to the limitation that (1) the reimbursement for fees and expenses will be made only if payable within three years from the date the fees and expenses were initially waived or reimbursed and (2) the reimbursement may not be made if it would cause the expense limitation in effect at the time of the waiver or currently in effect, whichever is lower, to be exceeded.

Expense Example [Heading]	Example.
Expense Example Narrative [Text Block]	This Example is intended to help you compare the cost of investing in the Tactical Alternatives Risk Fund with the cost of investing in other mutual funds.
Expense Example by, Year, Caption [Text]	The Example assumes that you invest $10,000 in the Tactical Alternatives Risk Fund for the time periods indicated and then sell all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Tactical Alternatives Risk Fund’s operating expenses remain the same. The fee waiver/expense reimbursement arrangement discussed in the table above is reflected only through September 30, 2027. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
Expense Example, With Redemption [Table]
One Year	Three Years
$158	$555

Portfolio Turnover [Heading]	Portfolio Turnover.
Portfolio Turnover [Text Block]

The Tactical Alternatives Risk Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Tactical Alternatives Risk Fund shares are held in a taxable account. These costs, which are not reflected in Total Annual Fund Operating Expenses or in the Example, affect the Tactical Alternatives Risk Fund’s performance. No portfolio turnover rate is provided for the Fund, because the Fund had not commenced operations prior to the date of this Prospectus.